UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01911

Schroder Capital Funds (Delaware)
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Capital Funds (Delaware) P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1.   Schedule of Investments

Schroder U.S. Opportunities Fund

Schedule of Investments

January 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK — 91.0%
	Consumer Discretionary — 17.0%
15,400	AFC Enterprises (1)	447,524
15,900	Arbitron	745,710
24,700	Asbury Automotive Group (1)	878,332
31,300	Bally Technologies (1)	1,507,408
89,100	Callaway Golf	584,496
18,668	Children’s Place (1)	930,413
45,300	Domino’s Pizza	2,109,621
9,600	Elizabeth Arden (1)	368,736
104,000	Fifth & Pacific (1)	1,570,400
101,700	Finish Line	1,895,688
15,100	Group 1 Automotive	1,022,874
16,800	Harman International Industries	752,304
11,300	Healthcare Services Group	272,895
10,300	Home Inns & Hotels Management ADR (1)	314,871
72,700	Ignite Restaurant Group (1)	1,054,150
14,300	Lamar Advertising Class A (1)	609,752
39,800	LKQ (1)	891,122
8,100	Madison Square Garden (1)	421,362
19,600	Red Robin Gourmet Burgers (1)	724,612
25,300	Rent-A-Center	902,704
18,000	Six Flags Entertainment	1,132,920
51,334	Standard Parking (1)	1,075,961
66,608	Waste Connections	2,399,220
137,200	Wendy’s	705,208
		23,318,283
	Consumer Staples — 2.5%
18,500	Casey’s General Stores	1,012,505
44,700	Chefs’ Warehouse (1)	741,573
17,300	Core-Mark Holding	867,249
13,700	Universal	745,006
		3,366,333
	Financial Services — 15.8%
57,156	Alterra Capital Holdings	1,741,543
24,400	Amerisafe (1)	698,816
14,500	Bank of Hawaii	697,305
61,300	Brown & Brown	1,675,942
58,094	Colonial Properties Trust REIT	1,272,839
15,757	Equity Lifestyle Properties REIT	1,128,201
13,500	EverBank Financial	196,965
53,200	First Horizon National	543,172
60,600	FirstMerit	922,938
48,900	Genpact	819,075
7,100	Health Care REIT	446,164
62,300	HFF	1,086,512
27,736	Hudson Pacific Properties	594,382
10,200	Infinity Property & Casualty	606,594
37,000	KBW	587,190
26,300	Lakeland Financial	642,772
15,962	LaSalle Hotel Properties REIT	435,763
34,700	MB Financial	776,239
12,342	Mid-America Apartment Communities	806,797
10,700	Ocwen Financial (1)	416,979
79,800	Old National Bancorp	1,066,128
19,200	Primerica (1)	631,296
57,808	Redwood Trust REIT	1,104,133
18,200	Reinsurance Group of America	1,044,498
22,300	Simmons First National Class A	569,319
64,200	Susquehanna Bancshares	733,164
6,100	SVB Financial Group (1)	404,857
		21,649,583
	Healthcare — 11.6%
9,200	Bio-Reference Labs (1)	255,484
9,800	Centene (1)	422,968
20,800	Cepheid (1)	753,376
14,300	Cooper	1,449,305
22,300	Fluidigm (1)	367,950
26,400	Haemonetics (1)	1,107,216
59,300	HealthSouth (1)	1,414,898
12,000	HMS Holdings (1)	327,120
218,800	Lexicon Pharmaceuticals (1)	466,044
20,400	LifePoint Hospitals (1)	891,684
24,400	Masimo	495,320
19,400	MedAssets (1)	379,270
15,600	Myriad Genetics (1)	422,136
5,700	Onyx Pharmaceuticals (1)	441,864
63,000	Parexel International (1)	2,132,550
4,500	Puma Biotechnology (1)	104,130
18,300	Salix Pharmaceuticals (1)	876,570
21,900	Sirona Dental Systems (1)	1,455,693
5,600	Techne	401,408
112,518	Unilife (1)	249,790
17,000	Vivus (1)	205,870
18,000	Volcano (1)	450,720
14,300	West Pharmaceutical Services	846,703
		15,918,069
	Materials & Processing — 10.0%
19,400	Armstrong World Industries	1,066,806
73,700	Berry Plastics Group (1)	1,295,646
23,393	Cabot	875,600
23,100	Globe Specialty Metals	350,196
32,200	Hexcel (1)	862,638
32,000	Horsehead Holding (1)	318,720
26,500	Innophos Holdings	1,340,105
14,800	Kaiser Aluminum	919,968
25,000	KapStone Paper and Packaging	600,000
17,200	Minerals Technologies	711,564

Shares		Value $

56,300	MRC Global (1)	1,730,099
38,700	Packaging Corp. of America	1,487,241
78,700	Pretium Resources (1)	876,718
9,700	Quaker Chemical	554,549
14,761	Silgan Holdings	633,247
		13,623,097
	Other Energy — 4.6%
22,000	Carrizo Oil & Gas (1)	472,560
52,600	Helix Energy Solutions Group (1)	1,247,672
57,000	Laredo Petroleum Holdings (1)	1,051,650
18,100	Oil States International (1)	1,404,198
6,900	PDC Energy (1)	255,507
125,300	Petroquest Energy (1)	644,042
6,977	SM Energy	405,782
31,400	Thermon Group Holdings (1)	759,880
		6,241,291
	Producer Durables — 14.2%
8,700	ABM Industries	190,704
9,700	Allegiant Travel (1)	722,359
52,200	Applied Industrial Technologies	2,294,712
10,800	AZZ	462,132
10,100	Belden	486,315
5,100	Cascade	329,307
6,000	Clean Harbors (1)	333,540
63,500	Compass Diversified Holdings	1,004,570
26,100	EnerSys (1)	1,068,273
31,500	EnPro Industries (1)	1,401,120
13,900	Genesee & Wyoming Class A (1)	1,175,662
36,800	Great Lakes Dredge & Dock	345,184
73,500	Hawaiian Holdings	424,095
20,616	IDEX	1,028,532
12,900	MTS Systems	733,365
27,800	MYR Group (1)	624,110
40,500	Primoris Services	776,790
7,800	Regal-Beloit	578,448
41,900	Roadrunner Transportation Systems (1)	842,609
54,200	Spirit Airlines (1)	1,050,938
11,963	Stantec (2)	490,083
18,000	Swift Transportation (1)	245,880
8,486	Teekay	298,538
14,800	Towers Watson	903,984
57,800	Wabash National (1)	598,230
23,100	Zebra Technologies Class A (1)	999,768
		19,409,248
	Technology — 10.6%
55,800	Anadigics (1)	143,964
89,900	Atmel (1)	602,330
46,500	Cadence Design Systems (1)	647,745
11,580	Comverse (1)	334,430
126,200	Comverse Technology (1)	550,232
9,500	Electro Rent	147,060
36,000	Entegris (1)	354,960
22,600	EXFO (1)	123,396
76,800	Fairchild Semiconductor International (1)	1,134,336
14,500	Finisar (1)	224,750
11,000	Gartner (1)	566,610
8,300	Hittite Microwave (1)	509,454
137,500	Integrated Device Technology (1)	994,125
59,000	JDS Uniphase	856,090
45,600	M (1)	772,464
23,900	Monolithic Power Systems	556,870
37,000	Nanometrics (1)	577,570
33,200	Netscout Systems (1)	864,196
73,500	PLX Technology (1)	342,510
83,660	PTC (1)	1,939,239
78,300	Sapient (1)	948,213
17,800	Scansource (1)	517,268
40,947	TNS (1)	857,840
		14,565,652
	Utilities — 4.7%
32,800	Cleco	1,402,200
53,500	IDACORP	2,482,935
51,022	NorthWestern	1,887,304
14,400	UNS Energy	652,176
		6,424,615
	TOTAL COMMON STOCK (Cost $97,968,905)	124,516,171

	INVESTMENT COMPANY — 0.9%
7,900	SPDR Gold Trust (Cost $1,329,349)	1,273,480

	SHORT-TERM INVESTMENT (3) — 8.2%
11,246,170	JPMorgan Prime Money Market Fund, 0.030% (Cost $11,246,170)	11,246,170
	TOTAL INVESTMENTS — 100.1% (Cost $110,544,424)*	137,035,821
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(165,482)
	NET ASSETS — 100%	$136,870,339

(1)              Denotes non-income producing security.

(2)              Canadian-domiciled company.

(3)              The rate shown represents the 7-day current yield as of January 31, 2013.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depository Receipts

* At January 31, 2013, the tax basis cost of the Fund’s investments was $110,544,424 and the unrealized appreciation and depreciation were $27,895,728 and $(1,404,331), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Alpha Fund

Schedule of Investments
January 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK — 98.1%
	Australia — 3.5%
278,323	Atlas Iron	429,547
44,677	Australia & New Zealand Banking Group	1,238,336
47,961	Newcrest Mining	1,170,317
		2,838,200
	Canada — 3.0%
36,838	Suncor Energy	1,252,063
14,562	Toronto-Dominion Bank	1,216,031
		2,468,094
	France — 15.2%
9,990	Arkema	1,139,404
21,548	BNP Paribas	1,351,998
8,529	Cie Generale des Etablissements Michelin	793,619
12,838	Cie Generale d’Optique Essilor International	1,308,919
9,226	L’Oreal	1,370,452
5,762	LVMH Moet Hennessy Louis Vuitton	1,086,306
2,686	PPR	577,689
32,514	Safran	1,492,839
16,650	Sanofi	1,624,556
21,176	Schneider Electric	1,613,021
		12,358,803
	Germany — 8.7%
26,218	Daimler	1,526,289
39,546	GEA Group	1,433,663
161,025	Infineon Technologies	1,452,852
32,056	Symrise	1,134,053
183,379	Telefonica Deutschland Holding (1)	1,573,620
		7,120,477
	Hong Kong — 4.1%
426,400	AIA Group	1,696,165
42,072	Jardine Strategic Holdings	1,609,675
		3,305,840
	India — 1.9%
743,500	Idea Cellular (1)	1,578,837

	Israel — 2.0%
31,973	Check Point Software Technologies (1)	1,598,650

	Japan — 14.2%
27,900	Astellas Pharma	1,420,247
8,800	FANUC	1,371,316
31,600	Nippon Telegraph & Telephone	1,323,506
124,000	Sekisui Chemical	1,194,642
42,600	Seven & I Holdings	1,296,005
7,900	SMC	1,366,701
57,700	Sumitomo Mitsui Financial Group	2,315,698
47,900	Suzuki Motor	1,253,483
		11,541,598
	Netherlands — 0.4%
4,846	Heineken	340,771

	Norway — 4.0%
118,479	DnB NOR	1,656,958
60,997	Statoil	1,624,607
		3,281,565
	Russia — 1.9%
103,124	Sberbank Savings Bank of the Russian Federation ADR	1,519,016

	South Korea — 2.7%
6,189	Hyundai Motor (1)	1,165,135
806	Samsung Electronics	1,071,780
		2,236,915
	Sweden — 2.1%
103,835	Sandvik	1,667,475

	Switzerland — 11.2%
53,246	Credit Suisse Group	1,573,889
29,993	Julius Baer Group	1,227,668
29,032	Nestle	2,038,509
7,406	Roche Holding	1,638,996
2,884	Syngenta	1,245,122
4,836	Zurich Insurance Group	1,391,203
		9,115,387
	United Kingdom — 23.2%
67,536	AMEC	1,157,876
266,013	Barclays	1,269,903
90,258	BG Group	1,603,263
60,648	BHP Billiton	2,074,760
97,901	Capita Group	1,221,977
199,390	Centrica	1,107,441
43,413	Diageo	1,292,365
143,569	HSBC Holdings	1,631,921
217,382	Premier Oil (1)	1,288,391
89,001	Prudential	1,352,264
56,475	Shire	1,892,592
35,038	Unilever	1,426,482

Shares		Value $

99,639	WPP	1,566,835
		18,886,070
	TOTAL COMMON STOCK (Cost $70,156,618)	79,857,698

	SHORT-TERM INVESTMENT (2) — 2.7%
2,181,578	JPMorgan Prime Money Market Fund, 0.030% (Cost $2,181,578)	2,181,578
	TOTAL INVESTMENTS — 100.8% (Cost $72,338,196)*	82,039,276
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%	(649,665)
	NET ASSETS — 100%	$81,389,611

(1) Denotes non-income producing security.

(2) The rate shown represents the 7-day current yield as of January 31, 2013.

ADR — American Depositary Receipt

* At January 31, 2013, the tax basis cost of the Fund’s investments was $72,338,196, and the unrealized appreciation and depreciation were $10,870,153 and $(1,169,073), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements
January 31, 2013 (unaudited)

The following is a summary of the inputs used as of January 31, 2013, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Opportunities Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$124,516,171	$—	$—	$124,516,171
Investment Company	1,273,480	—	—	1,273,480
Short-Term Investment	11,246,170	—	—	11,246,170
Total Investments in Securities	$137,035,821	$—	$—	$137,035,821

Schroder International Alpha Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$79,857,698	$—	$—	$79,857,698
Short-Term Investment	2,181,578	—	—	2,181,578
Total Investments in Securities	$82,039,276	$—	$—	$82,039,276

(1)                There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)                All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2012 through January 31, 2013 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Capital Funds (Delaware)

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 29, 2013

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 29, 2013

*     Print the name and title of each signing officer under his or her signature.